Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current, Local
Current, Foreign		(6,965)		6,965		5,334
Deferred, Local
Deferred, Foreign
Income tax expense		$ (6,965)		$ 6,965		$ 5,334